Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 15, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 28, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000011548
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 14,023	$ 13,806	$ 13,681	$ 13,669	$ 13,400	$ 13,387	$ 13,426	$ 13,477	$ 13,204	$ 13,129	$ 13,394	$ 13,232	$ 13,565	$ 13,352	$ 13,140	$ 12,846	$ 12,751	$ 12,510	$ 12,827	$ 12,648	$ 12,819	$ 12,819	$ 12,222	$ 11,522	$ 11,761	$ 12,094	$ 12,191	$ 12,136	$ 12,059	$ 12,215	$ 12,117	$ 11,835	$ 12,179	$ 11,686	$ 11,707	$ 11,148	$ 11,289	$ 11,917	$ 12,277	$ 11,880	$ 12,271	$ 12,215	$ 12,934	$ 13,258	$ 13,552	$ 13,998	$ 14,019	$ 14,054	$ 14,015	$ 14,170	$ 14,228	$ 14,057	$ 13,800	$ 13,726	$ 13,609	$ 13,856	$ 14,103	$ 14,306	$ 14,234	$ 13,814	$ 13,846	$ 13,887	$ 14,062	$ 13,621	$ 13,312	$ 13,054	$ 12,389	$ 13,428	$ 13,299	$ 13,005	$ 12,949	$ 12,911	$ 12,834	$ 12,927	$ 12,558	$ 12,466	$ 12,149	$ 12,010	$ 11,909	$ 11,624	$ 11,565	$ 11,270	$ 11,172	$ 11,240	$ 11,434	$ 11,463	$ 11,434	$ 11,310		$ 11,397	$ 11,349	$ 11,467	$ 11,457	$ 11,668	$ 11,764	$ 11,660	$ 11,689	$ 11,651	$ 11,670	$ 11,595	$ 11,502	$ 11,445	$ 11,323	$ 11,212	$ 11,240	$ 11,118	$ 11,044	$ 10,976	$ 11,273	$ 11,363	$ 11,087	$ 11,041	$ 10,863	$ 10,653	$ 10,662		$ 10,478	$ 9,615	$ 9,561	$ 9,624	$ 9,749	$ 9,785	$ 9,678
C000155931
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,590	13,380	13,259	13,247	12,986	12,974	13,012	13,061	12,797	12,724	12,980	12,823	13,147	12,940	12,734	12,450	12,358	12,124	12,431	12,258	12,423	12,423	11,845	11,167	11,398	11,732	11,835	11,777	11,709	11,882	11,795	11,525	11,871	11,387	11,422	10,880	11,036	11,651	12,001	11,628	12,012	11,965	12,683	13,013	13,313	13,755	13,786	13,821	13,803	13,967	14,034	13,864	13,630	13,566	13,460	13,716	13,963	14,187	14,126	13,716	13,764	13,805	13,988	13,565	13,263	13,013	12,353	13,404	13,283	12,998	12,950	12,921	12,853	12,956	12,592	12,507	12,196	12,066	11,966	11,687	11,647	11,348	11,267	11,337	11,544	11,583	11,564	11,442		11,530	11,501	11,612	11,622	11,837	11,944	11,842	11,881	11,857	11,876	11,809	11,722	11,664	11,549	11,444	11,491	11,367	11,290	11,233	11,547	11,647	11,371	11,343	11,157	10,950	10,969		10,779	9,907	9,850	9,925	10,056	10,102	10,000
C000011549
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,492,239	1,468,761	1,456,413	1,453,329	1,424,299	1,423,916	1,426,304	1,432,705	1,402,013	1,393,979	1,421,434	1,403,839	1,440,233	1,415,907	1,393,017	1,361,642	1,351,306	1,325,468	1,358,898	1,340,969	1,358,807	1,357,537	1,293,510	1,220,242	1,245,237	1,280,155	1,290,049	1,282,590	1,274,133	1,291,644	1,280,960	1,250,822	1,286,882	1,233,515	1,236,314	1,176,978	1,191,447	1,257,412	1,293,818	1,252,739	1,292,552	1,286,317	1,362,938	1,396,869	1,427,524	1,473,421	1,475,082	1,478,507	1,475,092	1,489,896	1,495,583	1,477,318	1,450,019	1,441,994	1,429,471	1,455,282	1,481,054	1,502,405	1,495,616	1,451,172	1,454,086	1,457,016	1,474,997	1,428,282	1,395,476	1,368,068	1,297,846	1,407,620	1,392,721	1,361,960	1,355,623	1,351,388	1,344,019	1,352,433	1,314,451	1,304,027	1,269,793	1,256,306	1,244,869	1,214,005	1,208,860	1,176,967	1,166,724	1,172,843	1,193,249	1,196,282	1,193,249	1,180,113		1,188,162	1,183,131	1,194,426	1,193,427	1,214,399	1,224,386	1,213,684	1,215,667	1,212,707	1,213,691	1,204,832	1,194,989	1,189,126	1,175,447	1,163,744	1,166,653	1,154,046	1,145,318	1,138,477	1,168,311	1,177,906	1,148,291	1,144,470	1,125,450	1,102,694	1,104,590		1,083,753	995,322	988,737	995,322	1,007,449	1,011,180	1,000,000
C000065127
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 13,887	13,691	13,573	13,553	13,304	13,297	13,341	13,397	13,132	13,069	13,331	13,176	13,514	13,296	13,103	12,816	12,715	12,481	12,816	12,643	12,820	12,820	12,232	11,536	11,781	12,120	12,222	12,159	12,099	12,261	12,168	11,889	12,239	11,743	11,773	11,216	11,362	12,000	12,356	11,971	12,371	12,319	13,049	13,381	13,683	14,134	14,166	14,196	14,173	14,334	14,397	14,218	13,963	13,904	13,779	14,035	14,290	14,507	14,446	14,024	14,061	14,098	14,280	13,846	13,536	13,278	12,594	13,667	13,529	13,241	13,193	13,158	13,084	13,184	12,811	12,720	12,396	12,264	12,162	11,870	11,820	11,518	11,428	11,488	11,702	11,731	11,711	11,583		11,672	11,633	11,753	11,753	11,960	12,068	11,963	11,992	11,964	11,984	11,906	11,818	11,760	11,644	11,527	11,566	11,441	11,364	11,295	11,601	11,706	11,421	11,383	11,202	10,985	11,004		10,812	9,920	9,864	9,939	10,067	10,113	10,000
C000011562
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 36,845	36,744	36,724	35,576	33,039	29,335	27,241	29,939	31,952	29,375	31,066	25,711	23,899	22,570	21,201	20,758	20,033	19,973	22,268	21,462	18,946	20,677	17,657	15,422	16,932	17,899	19,952	18,342	16,691	15,382	16,510	15,946	16,570	14,134	15,684	16,651	16,530	18,644	18,503	16,167	17,476	21,402	27,744	29,315	29,878	38,737	44,182	47,564	42,770	45,087	44,728	47,324	41,932	44,342	43,130	49,042	47,910	44,115	42,549	35,754	36,239	34,846	32,871	29,020	25,520	21,171	17,102	19,379	19,548	18,240	18,582	16,896	16,865	18,906	19,430	18,634	17,441	17,493	16,530	16,279	14,991	13,075	14,474	14,335	16,154	15,908	13,974	14,294		13,868	12,499	12,663	12,720	12,564	11,696	11,689	11,287	10,963	11,073	10,786	10,709	10,643	9,878	9,466	9,201	9,080	8,420	8,749	8,898	9,463	9,580	9,577	9,006	8,917	8,838		8,813	8,258	8,632	9,751	9,780	9,513	9,474
C000155934
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 32,487	32,398	32,381	31,369	29,132	25,889	24,049	26,462	28,262	25,987	27,490	22,783	21,182	20,015	18,808	18,432	17,800	17,740	19,797	19,105	16,870	18,432	15,743	13,765	15,130	15,980	17,839	16,415	14,952	13,785	14,793	14,299	14,873	12,697	14,101	14,971	14,873	16,791	16,672	14,576	15,782	19,322	25,078	26,521	27,036	35,085	40,029	43,119	38,796	40,920	40,614	42,992	38,122	40,335	39,254	44,658	43,653	40,220	38,813	32,639	33,100	31,845	30,060	26,547	23,368	19,395	15,675	17,771	17,944	16,746	17,070	15,535	15,525	17,407	17,903	17,179	16,090	16,149	15,267	15,049	13,870	12,107	13,410	13,287	14,993	14,769	12,986	13,287		12,908	11,642	11,804	11,858	11,727	10,924	10,931	10,558	10,264	10,377	10,114	10,052	10,000
C000011563
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,999,076	3,987,275	3,984,325	3,858,939	3,583,089	3,178,904	2,951,734	3,243,810	3,462,129	3,181,854	3,364,770	2,785,044	2,587,377	2,441,339	2,293,826	2,245,147	2,166,965	2,158,114	2,405,936	2,318,903	2,047,480	2,234,821	1,905,867	1,663,946	1,827,685	1,930,944	2,152,214	1,978,149	1,801,133	1,658,045	1,779,006	1,718,526	1,784,907	1,523,809	1,689,023	1,792,282	1,779,006	2,006,176	1,989,950	1,739,178	1,879,315	2,301,202	2,984,187	3,150,876	3,211,357	4,162,815	4,746,030	5,107,913	4,591,874	4,840,054	4,799,601	5,076,207	4,497,850	4,755,869	4,623,580	5,256,602	5,134,152	4,726,350	4,557,354	3,828,949	3,879,745	3,730,407	3,518,082	3,104,609	2,730,755	2,264,454	1,828,631	2,071,432	2,089,719	1,948,508	1,984,370	1,805,289	1,801,671	2,017,835	2,074,816	1,987,988	1,861,365	1,866,791	1,762,779	1,735,646	1,598,169	1,393,762	1,541,902	1,527,133	1,720,609	1,693,286	1,487,994	1,521,225		1,475,441	1,329,964	1,346,949	1,352,118	1,335,872	1,242,826	1,242,051	1,198,736	1,163,771	1,175,252	1,144,462	1,136,112	1,129,327	1,047,916	1,003,557	975,376	962,329	891,876	926,728	942,142	1,001,910	1,013,864	1,013,235	952,208	942,771	934,277		931,446	872,936	911,943	1,029,907	1,032,536	1,004,171	1,000,000
C000113795
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 36,902	36,793	36,793	35,654	33,130	29,440	27,324	30,064	32,099	29,521	31,231	25,858	24,068	22,711	21,354	20,920	20,187	20,133	22,467	21,653	19,129	20,893	17,854	15,575	17,121	18,098	20,187	18,587	16,931	15,602	16,741	16,172	16,823	14,354	15,927	16,931	16,823	18,966	18,831	16,470	17,800	21,815	28,300	29,901	30,498	39,561	45,131	48,596	43,722	46,119	45,746	48,418	42,929	45,406	44,176	50,264	49,115	45,244	43,647	36,694	37,215	35,796	33,782	29,842	26,264	21,787	17,601	19,948	20,136	18,803	19,154	17,427	17,414	19,510	20,074	19,253	18,027	18,101	17,108	16,851	15,527	13,554	14,997	14,857	16,761	16,500	14,512	14,838		14,409	12,991	13,168	13,224	13,075	12,169	12,177	11,758	11,423	11,551	11,253	11,180	11,125	10,329	9,897	9,630	9,508	8,821	9,171	9,332	9,927	10,057	10,061	9,465	9,380	9,301		9,280	8,702	9,095	10,280	10,314	10,039	10,000
C000129401
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,177,730	20,119,706	20,097,947	19,459,687	18,074,372	16,036,291	14,883,070	16,355,421	17,457,871	16,036,291	16,957,416	14,034,474	13,040,819	12,301,017	11,553,963	11,307,362	10,915,702	10,872,184	12,119,693	11,677,263	10,313,707	11,256,591	9,602,917	8,377,167	9,204,004	9,718,964	10,828,667	9,958,312	9,058,945	8,348,155	8,950,151	8,645,526	8,979,162	7,666,377	8,493,214	9,015,427	8,950,151	10,088,865	10,009,082	8,747,068	9,450,605	11,568,468	14,999,118	15,840,461	16,145,085	20,917,532	23,843,193	25,659,405	23,064,816	24,308,056	24,102,651	25,486,432	22,578,330	23,870,220	23,205,356	26,383,728	25,762,107	23,718,869	22,867,348	19,211,991	19,468,419	18,714,219	17,648,283	15,576,747	13,696,274	11,358,254	9,171,074	10,387,850	10,478,354	9,774,434	9,951,384	9,045,898	9,027,967	10,112,758	10,395,162	9,964,832	9,328,302	9,350,715	8,835,215	8,696,254	8,005,933	6,983,899	7,722,342	7,645,339	8,617,048	8,481,376	7,450,997	7,616,004		7,388,661	6,658,962	6,743,299	6,768,966	6,688,296	6,222,609	6,216,299	6,000,690	5,826,644	5,883,793	5,730,529	5,688,966	5,652,598	5,244,759	5,023,954	4,883,678	4,818,736	4,465,448	4,639,030	4,715,929	5,012,538	5,073,743	5,070,604	4,767,718	4,719,068	4,675,126		4,661,001	4,367,531	4,562,132	5,150,642	5,163,752	5,022,204	5,000,000
C000011555
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 18,230	17,838	17,418	17,455	16,898	16,406	16,141	16,351	16,242	15,868	16,328	15,945	16,435	16,141	15,820	15,428	15,286	14,778	15,232	14,920	14,689	14,796	14,154	13,183	13,468	13,985	14,315	13,941	13,442	13,700	13,620	13,299	13,816	12,987	13,255	12,316	11,882	12,954	13,565	12,954	14,061	13,866	14,903	14,983	15,275	15,647	15,273	15,544	15,232	15,634	15,495	15,454	15,618	15,273	14,862	14,664	14,410	14,443	13,939	12,751	12,939	13,199	12,727	12,182	11,906	11,532	10,710	12,060	12,760	12,987	12,631	12,487	12,247	12,127	12,271	12,327	11,782	12,151	11,926	11,790	11,662	11,038	11,432	11,306	11,846	11,825	11,867	11,657		11,699	11,825	11,853	11,874	12,196	11,811	11,709	11,544	11,425	11,273	11,247	11,049	10,990	10,798	10,614	10,475	10,323	10,158	10,004	10,031	10,233	10,188	10,142	9,880	9,946	10,024		9,860	9,291	9,370	9,651	9,797	9,915	9,477
C000155933
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,040	17,652	17,237	17,273	16,722	16,235	15,973	16,181	16,073	15,703	16,158	15,779	16,264	15,973	15,655	15,268	15,127	14,624	15,074	14,765	14,536	14,642	14,007	13,046	13,328	13,852	14,191	13,824	13,337	13,604	13,539	13,227	13,751	12,934	13,206	12,282	11,852	12,931	13,553	12,950	14,066	13,883	14,925	15,017	15,318	15,703	15,342	15,623	15,317	15,733	15,606	15,572	15,750	15,410	15,011	14,815	14,569	14,611	14,114	12,921	13,115	13,395	12,921	12,379	12,108	11,735	10,905	12,286	13,005	13,251	12,888	12,755	12,513	12,405	12,563	12,630	12,072	12,463	12,238	12,105	11,988	11,355	11,762	11,637	12,202	12,187	12,246	12,033		12,092	12,224	12,260	12,290	12,634	12,238	12,144	11,984	11,866	11,713	11,692	11,498	11,442	11,248	11,060	10,928	10,775	10,615	10,456	10,490	10,713	10,678	10,636	10,365	10,442	10,532		10,365	9,775	9,865	10,164	10,326	10,458	10,000
C000011556
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,983,996	1,941,120	1,895,321	1,898,244	1,837,828	1,783,258	1,754,024	1,776,437	1,763,769	1,722,841	1,772,933	1,731,150	1,783,379	1,751,092	1,715,956	1,673,224	1,657,080	1,602,002	1,651,382	1,616,247	1,591,557	1,602,952	1,532,680	1,426,323	1,457,661	1,512,739	1,548,824	1,507,041	1,452,913	1,480,452	1,471,905	1,436,769	1,492,797	1,402,583	1,430,047	1,329,047	1,281,851	1,397,954	1,462,141	1,396,066	1,515,945	1,494,234	1,605,618	1,614,113	1,644,319	1,683,963	1,643,010	1,671,850	1,637,766	1,680,589	1,665,732	1,660,489	1,677,967	1,640,388	1,595,817	1,573,968	1,546,876	1,549,498	1,495,368	1,367,736	1,386,708	1,415,167	1,364,286	1,305,644	1,275,461	1,234,929	1,146,104	1,290,984	1,365,148	1,389,295	1,350,632	1,335,380	1,309,113	1,295,556	1,310,808	1,316,739	1,257,426	1,297,250	1,272,678	1,258,274	1,243,869	1,176,931	1,218,226	1,204,904	1,261,893	1,259,672	1,264,113	1,241,169		1,245,610	1,258,192	1,261,152	1,262,633	1,297,418	1,255,972	1,244,565	1,226,508	1,214,006	1,197,338	1,193,866	1,172,336	1,166,085	1,145,250	1,125,803	1,110,524	1,094,550	1,076,493	1,060,139	1,062,199	1,084,171	1,079,365	1,073,872	1,045,720	1,051,900	1,060,826		1,042,974	981,865	990,104	1,019,629	1,034,979	1,047,325	1,000,000
C000113792
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 18,278	17,892	17,478	17,516	16,980	16,482	16,219	16,444	16,341	15,974	16,445	16,067	16,565	16,270	15,956	15,569	15,431	14,932	15,394	15,080	14,859	14,969	14,333	13,346	13,641	14,176	14,517	14,139	13,641	13,909	13,835	13,512	14,047	13,208	13,483	12,537	12,105	13,198	13,823	13,208	14,346	14,154	15,219	15,311	15,605	15,990	15,620	15,902	15,586	16,004	15,876	15,842	16,022	15,663	15,252	15,056	14,800	14,842	14,330	13,115	13,311	13,591	13,107	12,555	12,274	11,892	11,051	12,444	13,166	13,413	13,049	12,915	12,664	12,547	12,706	12,765	12,205	12,589	12,363	12,230	12,104	11,461	11,869	11,744	12,311	12,296	12,348	12,134		12,186	12,318	12,348	12,370	12,716	12,318	12,216	12,056	11,938	11,777	11,757	11,555	11,499	11,304	11,116	10,977	10,824	10,657	10,497	10,525	10,747	10,706	10,664	10,386	10,463	10,553		10,386	9,789	9,872	10,171	10,333	10,465	10,000
C000156275
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,961,278	9,741,436	9,511,823	9,526,480	9,223,586	8,950,005	8,803,444	8,915,808	8,852,298	8,647,112	8,893,380	8,684,012	8,945,722	8,783,937	8,607,878	8,393,752	8,312,859	8,036,874	8,279,551	8,108,250	7,979,774	8,036,874	7,684,756	7,151,819	7,304,087	7,584,830	7,765,648	7,556,280	7,285,053	7,423,046	7,380,220	7,204,161	7,480,146	7,028,102	7,169,669	6,663,630	6,427,164	7,004,142	7,330,466	6,999,413	7,595,309	7,486,534	8,044,596	8,087,160	8,243,228	8,437,130	8,236,355	8,380,776	8,205,721	8,424,540	8,345,765	8,323,883	8,411,411	8,218,850	7,995,654	7,886,245	7,750,577	7,763,706	7,494,019	6,850,811	6,950,098	7,088,237	6,833,544	6,539,999	6,393,227	6,190,336	5,745,703	6,466,613	6,837,861	6,958,732	6,767,397	6,691,073	6,555,385	6,491,782	6,568,106	6,597,788	6,300,972	6,496,022	6,373,056	6,296,732	6,228,888	5,893,911	6,098,591	6,031,940	6,317,059	6,305,951	6,324,465	6,213,380		6,235,597	6,298,545	6,309,654	6,320,762	6,491,093	6,283,734	6,228,381	6,138,064	6,075,537	5,992,168	5,974,799	5,867,114	5,835,850	5,731,639	5,630,901	5,557,953	5,474,583	5,387,740	5,304,129	5,314,429	5,420,855	5,400,256	5,376,224	5,232,034	5,262,932	5,307,562		5,218,302	4,912,757	4,953,954	5,101,577	5,178,326	5,236,626	5,000,000
C000110150
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 15,882	15,781	15,589	15,507	15,209	14,966	14,975	15,198	15,127	14,969	15,022	14,848	14,881	14,706	14,496	14,334	14,190	14,030	14,154	13,946	13,904	13,822	13,305	12,745	12,962	13,147	13,138	12,911	12,702	12,812	12,694	12,561	12,693	12,216	12,286	12,118	11,785	12,282	12,481	11,884	12,735	12,888	13,319	13,411	13,591	13,852	13,628	13,772	13,815	13,786	13,715	13,716	13,561	13,505	13,376	13,303	13,232	13,177	12,960	12,509	12,431	12,496	12,317	11,817	11,614	11,036	10,750	12,662	12,849	12,810	12,516	12,494	12,458	12,372	12,350	12,315	12,081	12,219	12,020	11,921	11,736	11,282	11,565	11,736	11,947	11,875	11,792	11,709		11,639	11,651	11,593	11,616	11,698	11,583	11,540	11,518	11,417	11,293	11,305	11,172	11,183	11,106	10,986	11,019	10,900	10,748	10,566	10,534	10,471	10,408	10,187	9,894	9,853	9,780		9,513	9,165	9,144	9,347	9,693	9,833	9,674
C000155936
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,484	15,386	15,199	15,119	14,828	14,591	14,600	14,817	14,748	14,594	14,646	14,476	14,509	14,337	14,133	13,975	13,835	13,678	13,799	13,597	13,556	13,476	12,971	12,426	12,637	12,825	12,826	12,612	12,415	12,531	12,408	12,301	12,438	11,970	12,054	11,897	11,577	12,074	12,277	11,697	12,529	12,687	13,135	13,233	13,405	13,693	13,460	13,626	13,664	13,645	13,585	13,594	13,449	13,415	13,281	13,231	13,167	13,112	12,898	12,470	12,399	12,472	12,301	11,808	11,611	11,035	10,755	12,677	12,873	12,834	12,556	12,542	12,516	12,425	12,424	12,397	12,168	12,315	12,109	12,028	11,849	11,391	11,691	11,871	12,086	12,022	11,933	11,867		11,803	11,810	11,770	11,789	11,891	11,773	11,732	11,717	11,632	11,513	11,533	11,392	11,423	11,351	11,235	11,275	11,160	11,015	10,831	10,805	10,747	10,688	10,468	10,173	10,136	10,078		9,797	9,444	9,429	9,649	10,007	10,168	10,000
C000110149
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,701,120	1,689,822	1,670,783	1,659,620	1,627,277	1,600,890	1,601,387	1,624,633	1,616,608	1,599,709	1,604,465	1,585,489	1,588,257	1,569,050	1,546,305	1,528,680	1,511,203	1,495,601	1,508,447	1,485,953	1,481,120	1,470,641	1,414,876	1,356,731	1,379,353	1,396,818	1,397,190	1,372,747	1,350,170	1,361,398	1,346,915	1,334,107	1,347,737	1,295,588	1,302,219	1,285,693	1,250,129	1,302,336	1,321,409	1,259,437	1,347,392	1,363,002	1,409,680	1,418,988	1,437,523	1,465,167	1,440,813	1,455,633	1,458,289	1,456,415	1,448,529	1,448,163	1,431,445	1,425,155	1,411,178	1,403,127	1,395,107	1,387,841	1,364,207	1,317,875	1,309,296	1,315,731	1,296,608	1,242,335	1,220,652	1,159,531	1,128,895	1,330,434	1,349,663	1,344,199	1,314,106	1,311,419	1,307,360	1,296,666	1,295,316	1,290,030	1,266,356	1,280,429	1,257,975	1,247,296	1,227,661	1,180,246	1,210,352	1,227,787	1,248,910	1,241,068	1,230,779	1,223,013		1,215,308	1,214,997	1,208,587	1,210,695	1,220,049	1,206,826	1,201,738	1,199,082	1,189,366	1,176,185	1,177,060	1,161,702	1,163,729	1,155,410	1,142,573	1,144,579	1,131,876	1,117,263	1,096,574	1,094,053	1,087,180	1,079,236	1,057,145	1,025,456	1,020,875	1,014,162		985,116	948,853	946,458	967,421	1,002,493	1,017,718	1,000,000
C000198829
Account Value [Line Items]
Line Graph and Table Measure Name	Class IR
Account Value	$ 6,955,383	6,909,028	6,823,052	6,785,210	6,652,829	6,544,774	6,546,653	6,641,548	6,608,579	6,531,825	6,558,613	6,480,872	6,492,029	6,413,355	6,320,105	6,247,913	6,176,328	6,112,403	6,164,747	6,072,677	6,052,774	6,017,085	5,781,775	5,544,032	5,636,339	5,707,554	5,708,927	5,608,916	5,516,554	5,562,480	5,503,089	5,450,471	5,505,878	5,292,834	5,320,405	5,252,764	5,107,250	5,320,423	5,398,462	5,145,144	5,504,352	5,566,882	5,757,413	5,795,332	5,870,291	5,983,181	5,883,302	5,942,825	5,959,681	5,947,761	5,915,408	5,913,732	5,845,332	5,819,829	5,762,604	5,729,477	5,696,423	5,666,754	5,575,837	5,380,659	5,345,499	5,371,637	5,293,436	5,071,739	4,988,800	4,739,139	4,608,268	5,430,843	5,509,189	5,486,885	5,363,788	5,352,683	5,335,986	5,292,203	5,286,557	5,264,856	5,168,106	5,225,412	5,133,651	5,089,956	5,009,713	4,816,227	4,938,835	5,009,853	5,095,961	5,063,836	5,021,734	4,989,930	$ 5,000,000
C000110152
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 16,009	15,910	15,739	15,660	15,362	15,102	15,115	15,345	15,277	15,117	15,177	15,005	15,039	14,864	14,673	14,495	14,354	14,196	14,325	14,118	14,080	13,996	13,479	12,915	13,138	13,327	13,322	13,095	12,886	13,000	12,883	12,751	12,887	12,403	12,479	12,318	11,970	12,493	12,682	12,093	12,946	13,103	13,544	13,640	13,825	14,107	13,871	14,036	14,068	14,043	13,975	13,979	13,824	13,770	13,642	13,584	13,513	13,443	13,227	12,770	12,693	12,776	12,583	12,074	11,869	11,280	10,987	12,957	13,138	13,098	12,804	12,798	12,751	12,666	12,647	12,614	12,376	12,533	12,319	12,220	12,033	11,568	11,876	12,041	12,254	12,195	12,101	12,018		11,961	11,963	11,906	11,933	12,019	11,901	11,862	11,842	11,740	11,616	11,631	11,496	11,522	11,434	11,312	11,349	11,228	11,083	10,889	10,859	10,795	10,733	10,508	10,208	10,167	10,095		9,821	9,463	9,444	9,664	10,014	10,162	10,000
C000138838
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,538,127	8,491,083	8,385,609	8,339,209	8,176,887	8,034,814	8,046,641	8,162,949	8,122,465	8,028,346	8,051,782	7,956,453	7,970,074	7,873,541	7,759,193	7,670,667	7,582,883	7,504,493	7,559,830	7,455,777	7,431,369	7,378,850	7,098,982	6,798,836	6,912,088	7,007,917	7,009,601	6,878,552	6,773,636	6,821,649	6,757,123	6,684,382	6,760,497	6,491,057	6,533,034	6,442,047	6,263,587	6,525,025	6,628,680	6,310,096	6,758,466	6,835,117	7,060,994	7,107,498	7,199,463	7,345,606	7,215,455	7,296,067	7,309,163	7,294,544	7,254,898	7,252,843	7,168,954	7,137,676	7,067,493	7,026,899	6,986,395	6,950,008	6,838,501	6,599,125	6,556,004	6,588,095	6,492,185	6,227,311	6,118,561	5,812,362	5,651,854	6,660,708	6,756,797	6,729,442	6,578,469	6,564,848	6,544,370	6,490,672	6,477,124	6,457,131	6,331,883	6,408,721	6,296,180	6,242,590	6,144,177	5,906,875	6,057,247	6,144,348	6,249,955	6,210,556	6,158,920	6,113,737		6,081,209	6,079,502	6,047,283	6,057,695	6,098,294	6,038,153	6,012,401	5,998,960	5,950,206	5,878,287	5,888,356	5,811,352	5,821,345	5,779,590	5,715,234	5,725,143	5,661,455	5,588,368	5,490,199	5,471,919	5,437,411	5,397,544	5,286,926	5,133,714	5,105,283	5,071,595		4,926,258	4,744,752	4,732,724	4,837,546	5,012,743	5,088,793	5,000,000
C000163600
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 6,186,466	6,159,014	6,136,812	6,114,586	6,093,080	6,070,499	6,054,392	6,031,460	6,010,673	5,987,661	5,964,300	5,941,246	5,916,818	5,891,901	5,859,603	5,833,030	5,807,281	5,780,689	5,754,881	5,733,973	5,709,015	5,682,312	5,650,035	5,624,332	5,598,029	5,572,886	5,546,984	5,516,372	5,498,200	5,474,551	5,446,980	5,430,451	5,410,965	5,384,944	5,360,371	5,343,699	5,334,867	5,323,553	5,312,902	5,304,941	5,299,786	5,296,408	5,295,112	5,294,509	5,299,698	5,299,563	5,299,428	5,299,297	5,299,162	5,299,032	5,298,897	5,298,762	5,298,631	5,298,496	5,298,365	5,298,230	5,298,102	5,297,678	5,296,926	5,296,150	5,300,678	5,299,578	5,298,072	5,296,115	5,293,961	5,285,705	5,271,440	5,297,197	5,290,562	5,283,143	5,275,315	5,267,394	5,258,688	5,249,765	5,240,178	5,230,181	5,220,187	5,209,619	5,199,327	5,188,508	5,173,447	5,162,530	5,152,629	5,143,653	5,134,533	5,126,131	5,117,520	5,108,862		5,100,776	5,092,717	5,080,042	5,078,582	5,073,270	5,062,455	5,062,046	5,057,624	5,053,086	5,048,709	5,044,239	5,039,887	5,036,033	5,027,277	5,023,714	5,020,452	5,017,575	5,014,460	5,011,557	5,009,223	5,006,786	5,004,731	5,003,008	5,001,684	5,000,662	5,000,003	$ 5,000,000
C000163598
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,252,699	1,248,286	1,242,439	1,239,073	1,233,377	1,229,932	1,225,340	1,220,594	1,216,293	1,211,533	1,206,702	1,201,938	1,198,091	1,191,754	1,186,306	1,179,645	1,174,340	1,168,862	1,163,596	1,159,322	1,154,230	1,148,781	1,143,352	1,136,964	1,131,597	1,126,468	1,121,184	1,114,952	1,111,235	1,106,407	1,101,895	1,098,504	1,093,424	1,088,119	1,084,195	1,079,694	1,077,863	1,075,532	1,073,334	1,071,680	1,070,594	1,069,864	1,069,515	1,069,306	1,070,296	1,070,221	1,070,142	1,070,066	1,069,991	1,069,914	1,069,825	1,069,730	1,069,648	1,069,564	1,069,474	1,069,384	1,069,283	1,069,106	1,068,864	1,068,619	1,069,442	1,069,132	1,068,738	1,068,252	1,067,643	1,065,797	1,062,746	1,067,758	1,066,251	1,064,576	1,062,818	1,061,048	1,059,115	1,057,144	1,055,034	1,052,842	1,050,658	1,048,352	1,046,109	1,043,755	1,040,566	1,038,194	1,036,026	1,034,051	1,032,042	1,030,184	1,028,278	1,026,364		1,024,571	1,022,778	1,020,065	1,019,599	1,018,376	1,017,048	1,015,778	1,014,723	1,013,640	1,012,596	1,011,527	1,010,483	1,009,544	1,008,624	1,007,744	1,005,913	1,005,181	1,004,386	1,003,634	1,003,001	1,002,342	1,001,764	1,001,235	1,000,758	1,000,349	1,000,009	1,000,000
C000163599
Account Value [Line Items]
Line Graph and Table Measure Name	Class IR
Account Value	$ 6,293,117	6,270,695	6,241,053	6,217,654	6,195,019	6,171,270	6,154,137	6,130,047	6,108,214	6,084,052	6,059,538	6,035,371	6,015,803	5,983,738	5,956,137	5,922,438	5,895,564	5,867,816	5,841,138	5,819,437	5,793,649	5,766,057	5,732,821	5,706,267	5,679,094	5,653,120	5,626,366	5,594,854	5,575,970	5,551,510	5,523,104	5,505,873	5,485,691	5,458,847	5,433,473	5,416,126	5,406,711	5,394,798	5,383,545	5,375,021	5,369,356	5,365,468	5,363,493	5,362,219	5,366,980	5,366,372	5,365,748	5,365,146	5,364,543	5,363,939	5,363,265	5,362,558	5,361,925	5,361,278	5,360,605	5,359,927	5,359,214	5,358,100	5,356,656	5,360,576	5,359,106	5,357,334	5,355,131	5,352,472	5,349,197	5,339,723	5,329,568	5,349,095	5,341,334	5,332,713	5,323,681	5,314,596	5,304,685	5,294,594	5,283,799	5,272,595	5,261,435	5,249,666	5,238,211	5,226,195	5,215,230	5,197,925	5,186,851	5,176,749	5,166,468	5,156,950	5,147,192	5,137,390		5,128,201	5,119,008	5,110,325	5,102,666	5,096,349	5,089,486	5,082,911	5,077,425	5,071,790	5,066,353	5,060,789	5,055,347	5,050,441	5,045,627	5,041,017	5,036,677	5,032,835	5,028,649	5,024,671	5,021,297	5,012,772	5,009,676	5,006,819	5,004,222	5,001,969	5,000,059	5,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196	1,237,089	1,222,406	1,224,153	1,205,374	1,211,518	1,207,254	1,207,543	1,183,082	1,175,995	1,194,029	1,181,572	1,209,032	1,192,674	1,175,371	1,149,285	1,138,874	1,120,304	1,147,110	1,135,956	1,149,741	1,152,499	1,110,367	1,062,548	1,078,770	1,105,122	1,111,817	1,110,713	1,112,442	1,124,096	1,117,271	1,091,662	1,119,161	1,085,489	1,089,188	1,050,036	1,061,685	1,109,486	1,139,099	1,111,162	1,133,818	1,127,614	1,171,300	1,203,591	1,220,228	1,247,580	1,248,422	1,246,916	1,247,936	1,258,684	1,259,525	1,247,003	1,237,978	1,233,274	1,222,990	1,237,390	1,253,565	1,261,494	1,257,153	1,240,959	1,245,411	1,247,659	1,254,895	1,233,232	1,223,028	1,211,710	1,187,915	1,211,581	1,193,708	1,172,661	1,170,916	1,171,150	1,167,378	1,172,458	1,146,515	1,143,113	1,127,170	1,110,164	1,108,612	1,088,948	1,087,762	1,072,968	1,056,440	1,051,710	1,060,582	1,065,146	1,059,924	1,057,711		1,059,247	1,053,502	1,060,578	1,055,256	1,065,358	1,075,709	1,070,988	1,072,611	1,071,325	1,075,108	1,065,912	1,060,629	1,061,529	1,053,402	1,044,733	1,045,083	1,037,082	1,033,436	1,030,375	1,054,067	1,061,107	1,060,855	1,059,712	1,051,051	1,032,867	1,032,061		1,025,077	1,012,666	1,005,524	994,545	999,538	1,003,197	1,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979		14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796		10,730	10,024	10,027	10,627	10,850	10,790	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,499	29,482	28,815	28,194	26,831	25,232	25,402	26,976	27,503	26,661	27,502	25,786	25,977	25,451	24,908	24,454	23,720	22,649	23,692	22,952	21,773	21,534	20,450	18,705	19,215	20,176	20,573	19,861	18,591	18,519	18,324	17,847	18,274	17,097	18,160	17,259	15,951	17,581	18,263	16,696	18,221	18,245	20,044	19,414	19,916	21,161	20,359	20,674	19,364	20,274	19,712	19,384	18,918	18,832	17,908	17,289	16,765	16,840	16,115	14,367	14,684	15,239	14,209	13,446	13,145	12,478	11,019	12,776	13,915	13,930	13,539	13,043	12,768	12,548	12,809	12,622	11,793	12,609	12,125	11,951	11,545	10,632	11,723	11,493	12,406	12,386	11,966	11,581		11,506	11,190	11,148	11,376	11,812	11,220	11,109	10,782	10,552	10,300	10,280	10,090	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702	3,813,106	3,726,860	3,646,553	3,470,254	3,263,400	3,285,442	3,488,955	3,557,123	3,448,268	3,556,988	3,335,122	3,359,795	3,291,703	3,221,574	3,162,781	3,067,809	2,929,404	3,064,235	2,968,480	2,816,046	2,785,179	2,644,889	2,419,294	2,485,172	2,609,473	2,660,837	2,568,755	2,404,559	2,395,239	2,369,989	2,308,268	2,363,509	2,211,217	2,348,744	2,232,230	2,063,048	2,273,905	2,362,055	2,159,459	2,356,610	2,359,774	2,592,424	2,510,977	2,575,861	2,736,889	2,633,197	2,673,898	2,504,530	2,622,182	2,549,476	2,507,080	2,446,746	2,435,627	2,316,228	2,236,080	2,168,305	2,177,992	2,084,227	1,858,174	1,899,164	1,970,928	1,837,790	1,739,042	1,700,173	1,613,865	1,425,122	1,652,350	1,799,697	1,801,664	1,751,103	1,686,978	1,651,428	1,622,944	1,656,717	1,632,451	1,525,317	1,630,853	1,568,230	1,545,661	1,493,148	1,375,116	1,516,231	1,486,459	1,604,611	1,601,960	1,547,611	1,497,902		1,488,169	1,447,311	1,441,831	1,471,368	1,527,677	1,451,185	1,436,824	1,394,480	1,364,699	1,332,210	1,329,648	1,305,041	1,293,369	1,280,267	1,266,839	1,265,978	1,220,582	1,198,033	1,175,103	1,124,767	1,149,640	1,147,836	1,144,916	1,101,212	1,098,952	1,079,637		1,072,987	1,002,411	1,002,734	1,062,697	1,084,967	1,078,985	1,000,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979		14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796		10,730	10,024	10,027	10,627	10,850	10,790	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868	12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509		7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185		5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984		14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683		10,528	9,802	9,869	10,503	10,696	10,785	10,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984		14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683		10,528	9,802	9,869	10,503	10,696	10,785	10,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 3,081,122	2,973,361	2,901,715	2,862,889	2,739,866	2,590,942	2,567,001	2,672,580	2,688,778	2,601,458	2,664,532	2,568,462	2,627,439	2,567,787	2,504,189	2,464,444	2,410,751	2,316,663	2,395,705	2,322,777	2,227,200	2,214,220	2,112,737	1,934,217	1,994,175	2,080,193	2,139,993	2,064,418	1,951,134	1,972,258	1,944,313	1,886,158	1,941,810	1,811,936	1,886,158	1,750,392	1,650,773	1,825,529	1,895,305	1,771,590	1,934,676	1,932,415	2,100,547	2,056,015	2,110,524	2,219,531	2,134,163	2,186,823	2,080,621	2,170,274	2,117,280	2,102,790	2,075,442	2,043,638	1,958,028	1,907,091	1,863,916	1,872,432	1,789,353	1,592,996	1,632,684	1,687,081	1,589,778	1,509,923	1,463,171	1,402,188	1,266,513	1,464,183	1,592,836	1,610,626	1,555,837	1,518,762	1,478,303	1,447,838	1,483,019	1,478,686	1,387,812	1,475,327	1,427,139	1,409,414	1,372,699	1,272,243	1,368,643	1,348,914	1,458,189	1,451,870	1,440,553	1,398,382		1,405,996	1,404,243	1,390,960	1,421,387	1,483,700	1,404,465	1,382,182	1,355,933	1,328,350	1,303,172	1,298,199	1,262,905	1,257,188	1,230,025	1,211,150	1,196,512	1,163,865	1,132,888	1,108,933	1,100,569	1,119,571	1,112,752	1,109,022	1,063,202	1,069,682	1,068,332		1,052,792	980,153	986,946	1,050,290	1,069,578	1,078,482	1,000,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984		14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683		10,528	9,802	9,869	10,503	10,696	10,785	10,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 15,405,609	14,866,806	14,508,577	14,314,446	13,699,332	12,954,710	12,835,003	13,362,900	13,443,891	13,007,289	13,322,658	12,842,308	13,137,196	12,838,934	12,520,946	12,322,219	12,053,756	11,583,316	11,978,523	11,613,884	11,136,001	11,071,099	10,563,683	9,671,083	9,970,875	10,400,964	10,699,963	10,322,092	9,755,669	9,861,288	9,721,565	9,430,789	9,709,050	9,059,681	9,430,792	8,751,960	8,253,864	9,127,647	9,476,524	8,857,951	9,673,382	9,662,075	10,502,733	10,280,077	10,552,622	11,097,654	10,670,816	10,934,115	10,403,104	10,851,371	10,586,401	10,513,951	10,377,208	10,218,188	9,790,138	9,535,453	9,319,579	9,362,159	8,946,765	7,964,978	8,163,420	8,435,404	7,948,891	7,549,615	7,315,855	7,010,942	6,332,565	7,320,913	7,964,178	8,053,132	7,779,186	7,593,810	7,391,514	7,239,190	7,415,093	7,393,430	6,939,062	7,376,637	7,135,696	7,047,072	6,863,493	6,361,214	6,843,213	6,744,570	7,290,946	7,259,352	7,202,764	6,991,911		7,029,981	7,021,215	6,954,800	7,106,936	7,418,500	7,022,325	6,910,909	6,779,667	6,641,749	6,515,862	6,490,994	6,314,524	6,285,939	6,150,127	6,055,750	5,982,562	5,819,323	5,664,439	5,544,665	5,502,846	5,597,857	5,563,758	5,545,111	5,316,010	5,348,409	5,341,660		5,263,958	4,900,764	4,934,731	5,251,450	5,347,889	5,392,409	5,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196	1,237,089	1,222,406	1,224,153	1,205,374	1,211,518	1,207,254	1,207,543	1,183,082	1,175,995	1,194,029	1,181,572	1,209,032	1,192,674	1,175,371	1,149,285	1,138,874	1,120,304	1,147,110	1,135,956	1,149,741	1,152,499	1,110,367	1,062,548	1,078,770	1,105,122	1,111,817	1,110,713	1,112,442	1,124,096	1,117,271	1,091,662	1,119,161	1,085,489	1,089,188	1,050,036	1,061,685	1,109,486	1,139,099	1,111,162	1,133,818	1,127,614	1,171,300	1,203,591	1,220,228	1,247,580	1,248,422	1,246,916	1,247,936	1,258,684	1,259,525	1,247,003	1,237,978	1,233,274	1,222,990	1,237,390	1,253,565	1,261,494	1,257,153	1,240,959	1,245,411	1,247,659	1,254,895	1,233,232	1,223,028	1,211,710	1,187,915	1,211,581	1,193,708	1,172,661	1,170,916	1,171,150	1,167,378	1,172,458	1,146,515	1,143,113	1,127,170	1,110,164	1,108,612	1,088,948	1,087,762	1,072,968	1,056,440	1,051,710	1,060,582	1,065,146	1,059,924	1,057,711		1,059,247	1,053,502	1,060,578	1,055,256	1,065,358	1,075,709	1,070,988	1,072,611	1,071,325	1,075,108	1,065,912	1,060,629	1,061,529	1,053,402	1,044,733	1,045,083	1,037,082	1,033,436	1,030,375	1,054,067	1,061,107	1,060,855	1,059,712	1,051,051	1,032,867	1,032,061		1,025,077	1,012,666	1,005,524	994,545	999,538	1,003,197	1,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,924,758	5,862,642	5,793,058	5,801,339	5,712,343	5,741,462	5,721,255	5,722,621	5,606,699	5,573,115	5,658,577	5,599,543	5,729,680	5,652,157	5,570,159	5,446,536	5,397,196	5,309,190	5,436,226	5,383,369	5,448,697	5,461,768	5,262,101	5,035,480	5,112,361	5,237,244	5,268,973	5,263,740	5,271,933	5,327,164	5,294,819	5,173,453	5,303,776	5,144,201	5,161,733	4,976,188	5,031,394	5,257,925	5,398,260	5,265,866	5,373,236	5,343,834	5,550,867	5,703,895	5,782,737	5,912,361	5,916,350	5,909,212	5,914,045	5,964,984	5,968,968	5,909,628	5,866,858	5,844,565	5,795,829	5,864,071	5,940,724	5,978,301	5,957,727	5,880,984	5,902,079	5,912,735	5,947,028	5,844,366	5,796,005	5,742,372	5,629,603	5,741,760	5,657,056	5,557,313	5,549,045	5,550,154	5,532,280	5,556,353	5,433,409	5,417,284	5,341,729	5,261,136	5,253,782	5,160,593	5,154,975	5,084,865	5,006,535	4,984,120	5,026,165	5,047,795	5,023,048	5,012,558	5,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577		10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321		10,251	10,127	10,055	9,945	9,995	10,032	10,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,750	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553		5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305		5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,064,086	6,000,509	5,929,289	5,937,765	5,846,676	5,876,480	5,855,797	5,857,195	5,738,547	5,704,174	5,791,645	5,731,223	5,864,420	5,785,075	5,701,149	5,574,618	5,524,118	5,434,042	5,564,065	5,509,966	5,576,830	5,590,208	5,385,846	5,153,896	5,232,585	5,360,404	5,392,879	5,387,524	5,395,909	5,452,439	5,419,333	5,295,114	5,428,501	5,265,173	5,283,117	5,093,210	5,149,714	5,381,572	5,525,207	5,389,699	5,499,595	5,469,500	5,681,403	5,838,030	5,918,725	6,051,397	6,055,480	6,048,175	6,053,122	6,105,258	6,109,336	6,048,601	6,004,824	5,982,007	5,932,125	6,001,972	6,080,428	6,118,888	6,097,831	6,019,283	6,040,874	6,051,781	6,086,880	5,981,804	5,932,305	5,877,411	5,761,990	5,876,785	5,790,088	5,688,001	5,679,537	5,680,673	5,662,378	5,687,017	5,561,182	5,544,678	5,467,346	5,384,858	5,377,331	5,281,951	5,276,200	5,204,442	5,124,270	5,101,327	5,144,362	5,166,500	5,141,171	5,130,434		5,137,886	5,110,019	5,144,344	5,118,528	5,167,527	5,217,736	5,194,836	5,202,708	5,196,469	5,214,822	5,170,215	5,144,591	5,148,956	5,109,534	5,067,488	5,069,186	5,030,373	5,012,688	4,997,841	5,112,762	5,146,907	5,145,685	5,140,140	5,098,129	5,009,930	5,006,020	5,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,212,817	1,200,102	1,185,858	1,187,553	1,169,335	1,175,296	1,171,160	1,171,439	1,147,709	1,140,835	1,158,329	1,146,245	1,172,884	1,157,015	1,140,230	1,114,924	1,104,824	1,086,808	1,112,813	1,101,993	1,115,366	1,118,042	1,077,169	1,030,779	1,046,517	1,072,081	1,078,576	1,077,505	1,079,182	1,090,488	1,083,867	1,059,023	1,085,700	1,053,035	1,056,623	1,018,642	1,029,943	1,076,314	1,105,041	1,077,940	1,099,919	1,093,900	1,136,281	1,167,606	1,183,745	1,210,279	1,211,096	1,209,635	1,210,624	1,221,052	1,221,867	1,209,720	1,200,965	1,196,401	1,186,425	1,200,394	1,216,086	1,223,778	1,219,566	1,203,857	1,208,175	1,210,356	1,217,376	1,196,361	1,186,461	1,175,482	1,152,398	1,175,357	1,158,018	1,137,600	1,135,907	1,136,135	1,132,476	1,137,403	1,112,236	1,108,936	1,093,469	1,076,972	1,075,466	1,056,390	1,055,240	1,040,888	1,024,854	1,020,265	1,028,872	1,033,300	1,028,234	1,026,087		1,027,577	1,022,004	1,028,869	1,023,706	1,033,505	1,043,547	1,038,967	1,040,542	1,039,294	1,042,964	1,034,043	1,028,918	1,029,791	1,021,907	1,013,498	1,013,837	1,006,075	1,002,538	999,568	1,022,552	1,029,381	1,029,137	1,028,028	1,019,626	1,001,986	1,001,204	1,000,000
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,064,086	6,000,509	5,929,289	5,937,765	5,846,676	5,876,480	5,855,797	5,857,195	5,738,547	5,704,174	5,791,645	5,731,223	5,864,420	5,785,075	5,701,149	5,574,618	5,524,118	5,434,042	5,564,065	5,509,966	5,576,830	5,590,208	5,385,846	5,153,896	5,232,585	5,360,404	5,392,879	5,387,524	5,395,909	5,452,439	5,419,333	5,295,114	5,428,501	5,265,173	5,283,117	5,093,210	5,149,714	5,381,572	5,525,207	5,389,699	5,499,595	5,469,500	5,681,403	5,838,030	5,918,725	6,051,397	6,055,480	6,048,175	6,053,122	6,105,258	6,109,336	6,048,601	6,004,824	5,982,007	5,932,125	6,001,972	6,080,428	6,118,888	6,097,831	6,019,283	6,040,874	6,051,781	6,086,880	5,981,804	5,932,305	5,877,411	5,761,990	5,876,785	5,790,088	5,688,001	5,679,537	5,680,673	5,662,378	5,687,017	5,561,182	5,544,678	5,467,346	5,384,858	5,377,331	5,281,951	5,276,200	5,204,442	5,124,270	5,101,327	5,144,362	5,166,500	5,141,171	5,130,434		5,137,886	5,110,019	5,144,344	5,118,528	5,167,527	5,217,736	5,194,836	5,202,708	5,196,469	5,214,822	5,170,215	5,144,591	5,148,956	5,109,534	5,067,488	5,069,186	5,030,373	5,012,688	4,997,841	5,112,762	5,146,907	5,145,685	5,140,140	5,098,129	5,009,930	5,006,020	5,000,000
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 13,602	13,400	13,266	13,257	13,014	13,016	13,020	13,058	12,797	12,726	12,978	12,806	13,125	12,896	12,696	12,401	12,322	12,096	12,412	12,253	12,440	12,462	11,944	11,270	11,485	11,800	11,892	11,852	11,803	11,976	11,885	11,563	11,943	11,483	11,534	10,966	11,081	11,695	12,049	11,671	12,007	11,896	12,584	12,910	13,173	13,632	13,643	13,634	13,601	13,745	13,787	13,601	13,383	13,281	13,135	13,364	13,599	13,775	13,716	13,344	13,368	13,406	13,594	13,166	12,913	12,714	12,080	13,002	12,830	12,536	12,496	12,465	12,389	12,471	12,090	12,023	11,736	11,570	11,508	11,227	11,202	10,945	10,786	10,804	10,964	11,004	10,950	10,859		10,923	10,864	10,966	10,939	11,119	11,226	11,125	11,141	11,096	11,116	11,030	10,950	10,916	10,792	10,678	10,703	10,582	10,549	10,479	10,768	10,856	10,883	10,862	10,706	10,470	10,478		10,337	10,058	9,977	9,942	10,020	10,042	10,000
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 13,602	13,400	13,266	13,257	13,014	13,016	13,020	13,058	12,797	12,726	12,978	12,806	13,125	12,896	12,696	12,401	12,322	12,096	12,412	12,253	12,440	12,462	11,944	11,270	11,485	11,800	11,892	11,852	11,803	11,976	11,885	11,563	11,943	11,483	11,534	10,966	11,081	11,695	12,049	11,671	12,007	11,896	12,584	12,910	13,173	13,632	13,643	13,634	13,601	13,745	13,787	13,601	13,383	13,281	13,135	13,364	13,599	13,775	13,716	13,344	13,368	13,406	13,594	13,166	12,913	12,714	12,080	13,002	12,830	12,536	12,496	12,465	12,389	12,471	12,090	12,023	11,736	11,570	11,508	11,227	11,202	10,945	10,786	10,804	10,964	11,004	10,950	10,859		10,923	10,864	10,966	10,939	11,119	11,226	11,125	11,141	11,096	11,116	11,030	10,950	10,916	10,792	10,678	10,703	10,582	10,549	10,479	10,768	10,856	10,883	10,862	10,706	10,470	10,478		10,337	10,058	9,977	9,942	10,020	10,042	10,000
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 1,360,159	1,340,046	1,326,603	1,325,739	1,301,419	1,301,566	1,301,992	1,305,755	1,279,667	1,272,636	1,297,752	1,280,619	1,312,475	1,289,611	1,269,644	1,240,086	1,232,249	1,209,591	1,241,176	1,225,334	1,244,034	1,246,154	1,194,373	1,126,999	1,148,505	1,180,005	1,189,244	1,185,157	1,180,300	1,197,645	1,188,545	1,156,349	1,194,341	1,148,329	1,153,390	1,096,605	1,108,064	1,169,529	1,204,860	1,167,080	1,200,698	1,189,593	1,258,401	1,290,954	1,317,302	1,363,189	1,364,282	1,363,442	1,360,070	1,374,538	1,378,710	1,360,093	1,338,262	1,328,059	1,313,509	1,336,441	1,359,870	1,377,545	1,371,572	1,334,395	1,336,801	1,340,638	1,359,382	1,316,584	1,291,270	1,271,382	1,208,042	1,300,164	1,282,998	1,253,602	1,249,604	1,246,465	1,238,946	1,247,058	1,209,035	1,202,310	1,173,608	1,157,027	1,150,781	1,122,658	1,120,229	1,094,487	1,078,624	1,080,423	1,096,434	1,100,358	1,094,951	1,085,921		1,092,268	1,086,448	1,096,621	1,093,852	1,111,901	1,122,635	1,112,485	1,114,108	1,109,629	1,111,557	1,102,992	1,094,985	1,091,647	1,079,239	1,067,828	1,070,318	1,058,180	1,054,930	1,047,917	1,076,804	1,085,637	1,088,333	1,086,206	1,070,563	1,046,995	1,047,805		1,033,653	1,005,754	997,697	994,172	1,001,984	1,004,181	1,000,000
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 13,602	13,400	13,266	13,257	13,014	13,016	13,020	13,058	12,797	12,726	12,978	12,806	13,125	12,896	12,696	12,401	12,322	12,096	12,412	12,253	12,440	12,462	11,944	11,270	11,485	11,800	11,892	11,852	11,803	11,976	11,885	11,563	11,943	11,483	11,534	10,966	11,081	11,695	12,049	11,671	12,007	11,896	12,584	12,910	13,173	13,632	13,643	13,634	13,601	13,745	13,787	13,601	13,383	13,281	13,135	13,364	13,599	13,775	13,716	13,344	13,368	13,406	13,594	13,166	12,913	12,714	12,080	13,002	12,830	12,536	12,496	12,465	12,389	12,471	12,090	12,023	11,736	11,570	11,508	11,227	11,202	10,945	10,786	10,804	10,964	11,004	10,950	10,859		10,923	10,864	10,966	10,939	11,119	11,226	11,125	11,141	11,096	11,116	11,030	10,950	10,916	10,792	10,678	10,703	10,582	10,549	10,479	10,768	10,856	10,883	10,862	10,706	10,470	10,478		10,337	10,058	9,977	9,942	10,020	10,042	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 35,084	35,177	34,828	34,135	32,710	29,848	28,878	31,191	33,076	31,092	33,153	29,254	28,751	27,824	27,150	26,986	26,543	26,263	27,882	27,231	25,327	25,464	23,670	21,096	22,230	23,369	24,165	23,456	21,773	21,759	22,079	21,779	21,996	20,231	21,523	20,412	18,925	20,680	21,380	19,049	20,588	21,417	24,135	23,753	24,045	27,608	27,512	28,725	26,843	28,209	27,327	27,049	25,328	25,721	24,352	24,826	24,409	24,491	23,370	20,602	20,577	20,869	20,317	18,814	18,383	16,705	14,443	16,975	18,232	18,063	17,854	17,008	16,698	16,890	17,204	16,811	15,708	16,667	15,950	15,737	14,866	13,333	14,664	14,300	15,872	15,940	15,071	14,754		14,698	14,168	14,303	14,326	14,791	13,999	13,924	13,473	13,106	12,746	12,657	12,449	12,412	12,122	11,945	11,879	11,547	11,175	11,136	10,672	11,124	11,130	11,162	10,636	10,637	10,466		10,472	9,774	9,624	10,412	10,653	10,629	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 28,266	28,341	28,060	27,502	26,354	24,048	23,267	25,130	26,648	25,050	26,710	23,569	23,164	22,417	21,874	21,742	21,385	21,159	22,464	21,939	20,405	20,516	19,070	16,996	17,910	18,828	19,469	18,898	17,542	17,531	17,789	17,547	17,722	16,300	17,340	16,446	15,247	16,661	17,226	15,347	16,587	17,255	19,445	19,138	19,373	22,243	22,165	23,143	21,627	22,728	22,017	21,792	20,406	20,722	19,620	20,002	19,666	19,732	18,828	16,599	16,578	16,814	16,369	15,158	14,811	13,459	11,636	13,676	14,689	14,553	14,384	13,703	13,453	13,608	13,861	13,544	12,656	13,428	12,850	12,679	11,977	10,742	11,815	11,521	12,788	12,842	12,142	11,887		11,842	11,415	11,523	11,542	11,916	11,278	11,218	10,855	10,560	10,269	10,197	10,030	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 3,508,360	3,517,672	3,482,828	3,413,488	3,271,005	2,984,847	2,887,848	3,119,126	3,307,597	3,109,230	3,315,290	2,925,375	2,875,148	2,782,431	2,714,977	2,698,622	2,654,285	2,626,289	2,788,217	2,723,103	2,532,679	2,546,397	2,366,960	2,109,594	2,223,032	2,336,867	2,416,537	2,345,563	2,177,278	2,175,934	2,207,916	2,177,912	2,199,628	2,023,088	2,152,264	2,041,215	1,892,480	2,068,006	2,138,037	1,904,919	2,058,822	2,141,725	2,413,483	2,375,345	2,404,535	2,760,800	2,751,151	2,872,520	2,684,309	2,820,931	2,732,724	2,704,865	2,532,756	2,572,062	2,435,233	2,482,584	2,440,898	2,449,077	2,336,967	2,060,239	2,057,716	2,086,940	2,031,668	1,881,365	1,838,278	1,670,471	1,444,305	1,697,465	1,823,185	1,806,284	1,785,370	1,700,754	1,669,800	1,689,036	1,720,372	1,681,122	1,570,806	1,666,691	1,594,965	1,573,733	1,486,566	1,333,349	1,466,412	1,430,037	1,587,208	1,593,989	1,507,121	1,475,449		1,469,771	1,416,781	1,430,289	1,432,626	1,479,052	1,399,851	1,392,352	1,347,320	1,310,645	1,274,606	1,265,675	1,244,877	1,241,196	1,212,250	1,194,529	1,187,947	1,154,742	1,117,485	1,113,616	1,067,220	1,112,414	1,112,970	1,116,249	1,063,575	1,063,738	1,046,575		1,047,211	977,447	962,364	1,041,181	1,065,259	1,062,938	1,000,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 35,084	35,177	34,828	34,135	32,710	29,848	28,878	31,191	33,076	31,092	33,153	29,254	28,751	27,824	27,150	26,986	26,543	26,263	27,882	27,231	25,327	25,464	23,670	21,096	22,230	23,369	24,165	23,456	21,773	21,759	22,079	21,779	21,996	20,231	21,523	20,412	18,925	20,680	21,380	19,049	20,588	21,417	24,135	23,753	24,045	27,608	27,512	28,725	26,843	28,209	27,327	27,049	25,328	25,721	24,352	24,826	24,409	24,491	23,370	20,602	20,577	20,869	20,317	18,814	18,383	16,705	14,443	16,975	18,232	18,063	17,854	17,008	16,698	16,890	17,204	16,811	15,708	16,667	15,950	15,737	14,866	13,333	14,664	14,300	15,872	15,940	15,071	14,754		14,698	14,168	14,303	14,326	14,791	13,999	13,924	13,473	13,106	12,746	12,657	12,449	12,412	12,122	11,945	11,879	11,547	11,175	11,136	10,672	11,124	11,130	11,162	10,636	10,637	10,466		10,472	9,774	9,624	10,412	10,653	10,629	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 17,541,799	17,588,358	17,414,138	17,067,442	16,355,024	14,924,234	14,439,239	15,595,632	16,537,985	15,546,151	16,576,451	14,626,877	14,375,739	13,912,156	13,574,887	13,493,110	13,271,425	13,131,446	13,941,087	13,615,516	12,663,394	12,731,987	11,834,801	10,547,968	11,115,160	11,684,334	12,082,686	11,727,817	10,886,391	10,879,670	11,039,579	10,889,562	10,998,141	10,115,442	10,761,320	10,206,074	9,462,402	10,340,031	10,690,183	9,524,597	10,294,110	10,708,626	12,067,413	11,876,727	12,022,674	13,804,002	13,755,753	14,362,601	13,421,547	14,104,656	13,663,622	13,524,325	12,663,778	12,860,310	12,176,166	12,412,918	12,204,492	12,245,383	11,684,835	10,301,194	10,288,581	10,434,698	10,158,340	9,406,825	9,191,389	8,352,357	7,221,525	8,487,324	9,115,927	9,031,419	8,926,848	8,503,772	8,349,001	8,445,181	8,601,862	8,405,612	7,854,031	8,333,453	7,974,826	7,868,663	7,432,829	6,666,744	7,332,062	7,150,187	7,936,040	7,969,946	7,535,603	7,377,246		7,348,856	7,083,904	7,151,443	7,163,128	7,395,259	6,999,253	6,961,761	6,736,599	6,553,225	6,373,030	6,328,373	6,224,387	6,205,980	6,061,248	5,972,646	5,939,734	5,773,708	5,587,423	5,568,080	5,336,100	5,562,070	5,564,852	5,581,247	5,317,877	5,318,692	5,232,874		5,236,054	4,887,234	4,811,818	5,205,906	5,326,297	5,314,690	5,000,000
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 20,790	20,296	19,886	19,843	19,180	18,567	18,250	18,646	18,607	18,199	18,623	18,190	18,692	18,312	17,871	17,508	17,268	16,771	17,288	16,931	16,588	16,621	15,899	14,782	15,127	15,700	16,057	15,669	15,142	15,361	15,203	14,744	15,208	14,399	14,715	13,812	13,365	14,496	15,066	14,343	15,314	15,287	16,437	16,423	16,763	17,419	17,020	17,290	16,792	17,345	17,116	16,956	16,882	16,664	16,158	16,025	15,913	16,013	15,498	14,334	14,541	14,849	14,332	13,721	13,416	13,053	12,175	13,378	14,020	14,041	13,719	13,562	13,308	13,195	13,276	13,267	12,658	13,052	12,807	12,649	12,477	11,844	12,263	12,141	12,773	12,783	12,718	12,500		12,563	12,592	12,601	12,710	13,086	12,599	12,462	12,265	12,132	12,036	11,961	11,686	11,659	11,457	11,318	11,247	11,042	10,819	10,686	10,758	10,959	10,887	10,889	10,624	10,563	10,596		10,427	9,893	9,870	10,226	10,338	10,480	10,000
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 20,790	20,296	19,886	19,843	19,180	18,567	18,250	18,646	18,607	18,199	18,623	18,190	18,692	18,312	17,871	17,508	17,268	16,771	17,288	16,931	16,588	16,621	15,899	14,782	15,127	15,700	16,057	15,669	15,142	15,361	15,203	14,744	15,208	14,399	14,715	13,812	13,365	14,496	15,066	14,343	15,314	15,287	16,437	16,423	16,763	17,419	17,020	17,290	16,792	17,345	17,116	16,956	16,882	16,664	16,158	16,025	15,913	16,013	15,498	14,334	14,541	14,849	14,332	13,721	13,416	13,053	12,175	13,378	14,020	14,041	13,719	13,562	13,308	13,195	13,276	13,267	12,658	13,052	12,807	12,649	12,477	11,844	12,263	12,141	12,773	12,783	12,718	12,500		12,563	12,592	12,601	12,710	13,086	12,599	12,462	12,265	12,132	12,036	11,961	11,686	11,659	11,457	11,318	11,247	11,042	10,819	10,686	10,758	10,959	10,887	10,889	10,624	10,563	10,596		10,427	9,893	9,870	10,226	10,338	10,480	10,000
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 2,079,039	2,029,602	1,988,580	1,984,256	1,918,044	1,856,651	1,824,986	1,864,587	1,860,669	1,819,875	1,862,306	1,819,004	1,869,241	1,831,250	1,787,105	1,750,824	1,726,758	1,677,098	1,728,772	1,693,148	1,658,776	1,662,104	1,589,853	1,478,179	1,512,701	1,569,999	1,605,708	1,566,950	1,514,246	1,536,129	1,520,334	1,474,409	1,520,784	1,439,948	1,471,508	1,381,228	1,336,512	1,449,563	1,506,624	1,434,329	1,531,442	1,528,700	1,643,658	1,642,321	1,676,266	1,741,873	1,701,976	1,728,980	1,679,176	1,734,496	1,711,638	1,695,600	1,688,210	1,666,390	1,615,836	1,602,486	1,591,326	1,601,337	1,549,835	1,433,399	1,454,050	1,484,914	1,433,158	1,372,113	1,341,624	1,305,273	1,217,460	1,337,816	1,401,987	1,404,124	1,371,936	1,356,185	1,330,787	1,319,497	1,327,595	1,326,737	1,265,781	1,305,165	1,280,735	1,264,856	1,247,706	1,184,382	1,226,288	1,214,115	1,277,252	1,278,322	1,271,793	1,250,010		1,256,327	1,259,204	1,260,057	1,270,970	1,308,590	1,259,935	1,246,154	1,226,461	1,213,182	1,203,566	1,196,077	1,168,623	1,165,851	1,145,721	1,131,771	1,124,695	1,104,166	1,081,933	1,068,635	1,075,759	1,095,927	1,088,714	1,088,883	1,062,361	1,056,348	1,059,593		1,042,726	989,331	987,036	1,022,572	1,033,848	1,048,046	1,000,000
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 20,790	20,296	19,886	19,843	19,180	18,567	18,250	18,646	18,607	18,199	18,623	18,190	18,692	18,312	17,871	17,508	17,268	16,771	17,288	16,931	16,588	16,621	15,899	14,782	15,127	15,700	16,057	15,669	15,142	15,361	15,203	14,744	15,208	14,399	14,715	13,812	13,365	14,496	15,066	14,343	15,314	15,287	16,437	16,423	16,763	17,419	17,020	17,290	16,792	17,345	17,116	16,956	16,882	16,664	16,158	16,025	15,913	16,013	15,498	14,334	14,541	14,849	14,332	13,721	13,416	13,053	12,175	13,378	14,020	14,041	13,719	13,562	13,308	13,195	13,276	13,267	12,658	13,052	12,807	12,649	12,477	11,844	12,263	12,141	12,773	12,783	12,718	12,500		12,563	12,592	12,601	12,710	13,086	12,599	12,462	12,265	12,132	12,036	11,961	11,686	11,659	11,457	11,318	11,247	11,042	10,819	10,686	10,758	10,959	10,887	10,889	10,624	10,563	10,596		10,427	9,893	9,870	10,226	10,338	10,480	10,000
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 10,395,196	10,148,010	9,942,898	9,921,278	9,590,220	9,283,255	9,124,929	9,322,934	9,303,347	9,099,375	9,311,532	9,095,018	9,346,205	9,156,248	8,935,524	8,754,120	8,633,788	8,385,490	8,643,859	8,465,738	8,293,880	8,310,518	7,949,264	7,390,897	7,563,506	7,849,997	8,028,538	7,834,748	7,571,230	7,680,643	7,601,672	7,372,047	7,603,918	7,199,741	7,357,542	6,906,140	6,682,559	7,247,813	7,533,118	7,171,645	7,657,211	7,643,499	8,218,290	8,211,603	8,381,329	8,709,367	8,509,879	8,644,898	8,395,882	8,672,478	8,558,190	8,478,001	8,441,050	8,331,951	8,079,180	8,012,429	7,956,630	8,006,685	7,749,175	7,166,996	7,270,252	7,424,569	7,165,789	6,860,566	6,708,122	6,526,367	6,087,300	6,689,080	7,009,935	7,020,618	6,859,678	6,780,925	6,653,936	6,597,486	6,637,974	6,633,685	6,328,907	6,525,823	6,403,673	6,324,282	6,238,528	5,921,909	6,131,441	6,070,577	6,386,260	6,391,609	6,358,965	6,250,050		6,281,633	6,296,019	6,300,285	6,354,851	6,542,950	6,299,677	6,230,771	6,132,304	6,065,909	6,017,832	5,980,387	5,843,114	5,829,255	5,728,606	5,658,853	5,623,477	5,520,830	5,409,667	5,343,177	5,378,797	5,479,637	5,443,568	5,444,415	5,311,807	5,281,741	5,297,964		5,213,629	4,946,656	4,935,178	5,112,862	5,169,238	5,240,230	5,000,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 18,194	18,046	17,824	17,744	17,423	17,135	17,139	17,316	17,201	16,969	17,041	16,847	16,939	16,669	16,402	16,089	15,938	15,765	15,915	15,729	15,683	15,684	15,120	14,465	14,635	14,810	14,769	14,568	14,329	14,461	14,318	14,167	14,351	13,825	13,912	13,616	13,271	13,820	14,146	13,358	14,322	14,287	14,814	14,985	15,141	15,567	15,280	15,430	15,457	15,458	15,379	15,321	15,118	15,074	14,912	14,890	14,835	14,786	14,513	13,961	13,890	14,035	13,902	13,280	13,151	12,596	12,053	13,613	13,808	13,804	13,534	13,490	13,452	13,404	13,350	13,275	12,980	13,136	12,952	12,831	12,621	12,075	12,339	12,446	12,649	12,579	12,486	12,352		12,302	12,306	12,226	12,300	12,406	12,332	12,295	12,326	12,274	12,165	12,170	12,037	12,020	11,917	11,781	11,807	11,638	11,471	11,263	11,317	11,273	11,199	10,969	10,681	10,583	10,518		10,122	9,691	9,636	9,793	10,047	10,275	10,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 18,194	18,046	17,824	17,744	17,423	17,135	17,139	17,316	17,201	16,969	17,041	16,847	16,939	16,669	16,402	16,089	15,938	15,765	15,915	15,729	15,683	15,684	15,120	14,465	14,635	14,810	14,769	14,568	14,329	14,461	14,318	14,167	14,351	13,825	13,912	13,616	13,271	13,820	14,146	13,358	14,322	14,287	14,814	14,985	15,141	15,567	15,280	15,430	15,457	15,458	15,379	15,321	15,118	15,074	14,912	14,890	14,835	14,786	14,513	13,961	13,890	14,035	13,902	13,280	13,151	12,596	12,053	13,613	13,808	13,804	13,534	13,490	13,452	13,404	13,350	13,275	12,980	13,136	12,952	12,831	12,621	12,075	12,339	12,446	12,649	12,579	12,486	12,352		12,302	12,306	12,226	12,300	12,406	12,332	12,295	12,326	12,274	12,165	12,170	12,037	12,020	11,917	11,781	11,807	11,638	11,471	11,263	11,317	11,273	11,199	10,969	10,681	10,583	10,518		10,122	9,691	9,636	9,793	10,047	10,275	10,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 1,819,369	1,804,648	1,782,371	1,774,376	1,742,332	1,713,549	1,713,894	1,731,596	1,720,050	1,696,865	1,704,130	1,684,748	1,693,903	1,666,934	1,640,179	1,608,901	1,593,848	1,576,528	1,591,488	1,572,881	1,568,298	1,568,361	1,511,994	1,446,463	1,463,506	1,481,027	1,476,936	1,456,836	1,432,860	1,446,112	1,431,814	1,416,671	1,435,120	1,382,486	1,391,168	1,361,614	1,327,125	1,382,018	1,414,616	1,335,762	1,432,191	1,428,688	1,481,363	1,498,543	1,514,088	1,556,653	1,528,011	1,543,017	1,545,664	1,545,833	1,537,933	1,532,097	1,511,845	1,507,386	1,491,189	1,488,962	1,483,512	1,478,621	1,451,306	1,396,076	1,389,023	1,403,459	1,390,243	1,327,985	1,315,112	1,259,620	1,205,316	1,361,318	1,380,789	1,380,422	1,353,364	1,348,960	1,345,245	1,340,363	1,335,023	1,327,538	1,297,956	1,313,567	1,295,152	1,283,084	1,262,097	1,207,513	1,233,932	1,244,640	1,264,861	1,257,856	1,248,648	1,235,168		1,230,230	1,230,571	1,222,616	1,230,046	1,240,589	1,233,193	1,229,478	1,232,624	1,227,440	1,216,517	1,216,994	1,203,663	1,202,038	1,191,675	1,178,071	1,180,706	1,163,769	1,147,108	1,126,321	1,131,693	1,127,340	1,119,876	1,096,929	1,068,050	1,058,310	1,051,815		1,012,188	969,117	963,609	979,348	1,004,651	1,027,491	1,000,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 7,322,889	7,263,638	7,173,973	7,141,794	7,012,817	6,896,968	6,898,358	6,969,605	6,923,135	6,829,814	6,859,057	6,781,043	6,817,893	6,709,342	6,601,657	6,475,762	6,415,177	6,345,463	6,405,679	6,330,785	6,312,340	6,312,591	6,085,715	5,821,955	5,890,553	5,961,075	5,944,610	5,863,706	5,767,206	5,820,543	5,762,995	5,702,044	5,776,301	5,564,451	5,599,398	5,480,444	5,341,627	5,562,570	5,693,776	5,376,388	5,764,511	5,750,413	5,962,428	6,031,576	6,094,146	6,265,465	6,150,185	6,210,585	6,221,238	6,221,918	6,190,118	6,166,631	6,085,116	6,067,170	6,001,978	5,993,014	5,971,077	5,951,392	5,841,449	5,619,153	5,590,764	5,648,866	5,595,672	5,345,087	5,293,275	5,069,923	4,851,351	5,479,252	5,557,620	5,556,143	5,447,237	5,429,511	5,414,558	5,394,910	5,373,415	5,343,288	5,224,222	5,287,055	5,212,938	5,164,364	5,079,889	4,860,194	4,966,529	5,009,628	5,091,016	5,062,823	5,025,759	4,971,503	$ 5,000,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 18,194	18,046	17,824	17,744	17,423	17,135	17,139	17,316	17,201	16,969	17,041	16,847	16,939	16,669	16,402	16,089	15,938	15,765	15,915	15,729	15,683	15,684	15,120	14,465	14,635	14,810	14,769	14,568	14,329	14,461	14,318	14,167	14,351	13,825	13,912	13,616	13,271	13,820	14,146	13,358	14,322	14,287	14,814	14,985	15,141	15,567	15,280	15,430	15,457	15,458	15,379	15,321	15,118	15,074	14,912	14,890	14,835	14,786	14,513	13,961	13,890	14,035	13,902	13,280	13,151	12,596	12,053	13,613	13,808	13,804	13,534	13,490	13,452	13,404	13,350	13,275	12,980	13,136	12,952	12,831	12,621	12,075	12,339	12,446	12,649	12,579	12,486	12,352		12,302	12,306	12,226	12,300	12,406	12,332	12,295	12,326	12,274	12,165	12,170	12,037	12,020	11,917	11,781	11,807	11,638	11,471	11,263	11,317	11,273	11,199	10,969	10,681	10,583	10,518		10,122	9,691	9,636	9,793	10,047	10,275	10,000
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 9,096,845	9,023,241	8,911,854	8,871,880	8,711,658	8,567,746	8,569,472	8,657,978	8,600,251	8,484,323	8,520,651	8,423,738	8,469,515	8,334,668	8,200,896	8,044,503	7,969,242	7,882,640	7,957,442	7,864,406	7,841,492	7,841,804	7,559,968	7,232,313	7,317,528	7,405,134	7,384,680	7,284,178	7,164,301	7,230,559	7,159,070	7,083,354	7,175,599	6,912,428	6,955,841	6,808,071	6,635,626	6,910,092	7,073,082	6,678,808	7,160,953	7,143,440	7,406,815	7,492,714	7,570,442	7,783,263	7,640,056	7,715,087	7,728,321	7,729,166	7,689,663	7,660,486	7,559,224	7,536,931	7,455,945	7,444,810	7,417,559	7,393,106	7,256,528	6,980,382	6,945,116	7,017,293	6,951,213	6,639,924	6,575,560	6,298,102	6,026,581	6,806,590	6,903,943	6,902,108	6,766,820	6,744,800	6,726,224	6,701,817	6,675,115	6,637,689	6,489,779	6,567,834	6,475,762	6,415,421	6,310,483	6,037,567	6,169,661	6,223,201	6,324,305	6,289,282	6,243,240	6,175,840		6,151,149	6,152,855	6,113,081	6,150,230	6,202,946	6,165,966	6,147,389	6,163,122	6,137,201	6,082,584	6,084,968	6,018,317	6,010,189	5,958,375	5,890,356	5,903,532	5,818,844	5,735,540	5,631,603	5,658,466	5,636,701	5,599,381	5,484,647	5,340,252	5,291,551	5,259,077		$ 5,060,938	$ 4,845,584	$ 4,818,045	$ 4,896,741	$ 5,023,257	$ 5,137,455	$ 5,000,000
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 6,137,061	6,116,581	6,092,641	6,071,683	6,051,782	6,029,862	6,009,187	5,989,192	5,970,232	5,948,334	5,924,379	5,901,829	5,879,496	5,854,100	5,826,229	5,800,248	5,776,691	5,749,102	5,724,540	5,698,949	5,675,696	5,651,546	5,625,326	5,600,184	5,575,281	5,549,849	5,524,903	5,502,990	5,477,920	5,456,550	5,439,429	5,416,133	5,398,513	5,381,660	5,362,252	5,345,015	5,336,639	5,323,391	5,314,813	5,312,091	5,310,933	5,307,277	5,306,531	5,304,895	5,304,215	5,304,454	5,304,077	5,303,722	5,303,940	5,303,650	5,303,440	5,303,172	5,303,368	5,303,259	5,303,179	5,302,796	5,302,347	5,301,847	5,301,261	5,300,791	5,300,240	5,299,611	5,299,205	5,298,155	5,297,475	5,297,388	5,296,975	5,281,549	5,273,752	5,266,715	5,259,208	5,252,657	5,242,573	5,233,429	5,222,715	5,213,261	5,201,750	5,189,907	5,180,163	5,168,624	5,159,437	5,149,288	5,139,826	5,129,300	5,120,447	5,112,592	5,103,391	5,095,406		5,086,849	5,079,096	5,072,465	5,065,363	5,060,578	5,054,540	5,048,930	5,044,739	5,040,236	5,035,921	5,031,208	5,026,930	5,022,702	5,020,169	5,016,802	5,015,934	5,013,856	5,011,641	5,009,512	5,008,636	5,007,384	5,004,915	5,004,025	5,002,577	5,000,695	5,000,304	5,000,000
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,227,412	1,223,316	1,218,528	1,214,337	1,210,356	1,205,972	1,201,837	1,197,838	1,194,046	1,189,667	1,184,876	1,180,366	1,175,899	1,170,820	1,165,246	1,160,050	1,155,338	1,149,820	1,144,908	1,139,790	1,135,139	1,130,309	1,125,065	1,120,037	1,115,056	1,109,970	1,104,981	1,100,598	1,095,584	1,091,310	1,087,886	1,083,227	1,079,703	1,076,332	1,072,450	1,069,003	1,067,328	1,064,678	1,062,963	1,062,418	1,062,187	1,061,455	1,061,306	1,060,979	1,060,843	1,060,891	1,060,815	1,060,744	1,060,788	1,060,730	1,060,688	1,060,634	1,060,674	1,060,652	1,060,636	1,060,559	1,060,469	1,060,369	1,060,252	1,060,158	1,060,048	1,059,922	1,059,841	1,059,631	1,059,495	1,059,478	1,059,395	1,056,310	1,054,750	1,053,343	1,051,842	1,050,531	1,048,515	1,046,686	1,044,543	1,042,652	1,040,350	1,037,981	1,036,033	1,033,725	1,031,887	1,029,858	1,027,965	1,025,860	1,024,089	1,022,518	1,020,678	1,019,081		1,017,370	1,015,819	1,014,493	1,013,073	1,012,116	1,010,908	1,009,786	1,008,948	1,008,047	1,007,184	1,006,242	1,005,386	1,004,540	1,004,034	1,003,360	1,003,187	1,002,771	1,002,328	1,001,902	1,001,727	1,001,477	1,000,983	1,000,805	1,000,515	1,000,139	1,000,061	1,000,000
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 6,137,061	$ 6,116,581	$ 6,092,641	$ 6,071,683	$ 6,051,782	$ 6,029,862	$ 6,009,187	$ 5,989,192	$ 5,970,232	$ 5,948,334	$ 5,924,379	$ 5,901,829	$ 5,879,496	$ 5,854,100	$ 5,826,229	$ 5,800,248	$ 5,776,691	$ 5,749,102	$ 5,724,540	$ 5,698,949	$ 5,675,696	$ 5,651,546	$ 5,625,326	$ 5,600,184	$ 5,575,281	$ 5,549,849	$ 5,524,903	$ 5,502,990	$ 5,477,920	$ 5,456,550	$ 5,439,429	$ 5,416,133	$ 5,398,513	$ 5,381,660	$ 5,362,252	$ 5,345,015	$ 5,336,639	$ 5,323,391	$ 5,314,813	$ 5,312,091	$ 5,310,933	$ 5,307,277	$ 5,306,531	$ 5,304,895	$ 5,304,215	$ 5,304,454	$ 5,304,077	$ 5,303,722	$ 5,303,940	$ 5,303,650	$ 5,303,440	$ 5,303,172	$ 5,303,368	$ 5,303,259	$ 5,303,179	$ 5,302,796	$ 5,302,347	$ 5,301,847	$ 5,301,261	$ 5,300,791	$ 5,300,240	$ 5,299,611	$ 5,299,205	$ 5,298,155	$ 5,297,475	$ 5,297,388	$ 5,296,975	$ 5,281,549	$ 5,273,752	$ 5,266,715	$ 5,259,208	$ 5,252,657	$ 5,242,573	$ 5,233,429	$ 5,222,715	$ 5,213,261	$ 5,201,750	$ 5,189,907	$ 5,180,163	$ 5,168,624	$ 5,159,437	$ 5,149,288	$ 5,139,826	$ 5,129,300	$ 5,120,447	$ 5,112,592	$ 5,103,391	$ 5,095,406		$ 5,086,849	$ 5,079,096	$ 5,072,465	$ 5,065,363	$ 5,060,578	$ 5,054,540	$ 5,048,930	$ 5,044,739	$ 5,040,236	$ 5,035,921	$ 5,031,208	$ 5,026,930	$ 5,022,702	$ 5,020,169	$ 5,016,802	$ 5,015,934	$ 5,013,856	$ 5,011,641	$ 5,009,512	$ 5,008,636	$ 5,007,384	$ 5,004,915	$ 5,004,025	$ 5,002,577	$ 5,000,695	$ 5,000,304	$ 5,000,000